General	9 Months Ended
Sep. 30, 2011
General [Abstract]
General

1. General

Description of Business

SunCoke Energy, Inc. ("SunCoke Energy" or the "Company") is an independent owner and operator of four metallurgical cokemaking facilities in the eastern and midwestern regions of the United States and operator of a cokemaking facility for a project company in Brazil in which it has a preferred stock investment. The cokemaking operations include blast furnace coke manufacturing at the Company's Jewell Coke Company, L.P. ("Jewell") facility in Vansant, VA; Indiana Harbor Coke Company, L.P. ("Indiana Harbor") facility in East Chicago, IN; Haverhill North Coke Company ("Haverhill") facility in Franklin Furnace, OH; and Gateway Energy & Coke Company, LLC ("Granite City") facility in Granite City, IL. In October 2011, the Company commenced operations at the Middletown Coke Company, Inc. ("Middletown") cokemaking facility and associated cogeneration power plant in Middletown, OH, which is adjacent to AK Steel's steelmaking facility.

In addition to its cokemaking operations, the Company has metallurgical coal mining operations in the eastern United States. The metallurgical coal produced from underground mines in Virginia and West Virginia is used primarily at the Jewell cokemaking facility. In January 2011, the Company acquired Harold Keene Coal Company, Inc. and its affiliated companies ("HKCC" or the "HKCC Companies"), which include two active underground mines and one active surface and highwall mine that are contiguous to the Company's existing mines for approximately $52.0 million, including working capital and contingent consideration (Note 3).

In December 2010, Sunoco, Inc. ("Sunoco") formed SunCoke Energy as a wholly-owned subsidiary. Sunoco contributed $1,000 to SunCoke Energy in exchange for 1,000 shares of SunCoke Energy common stock. On July 18, 2011 (the "Separation Date"), Sunoco contributed the subsidiaries, assets and liabilities that were primarily related to its cokemaking and coal mining operations to SunCoke Energy in exchange for 69,999,000 shares of SunCoke Energy common stock. As of the Separation Date, Sunoco owned 100% of the outstanding common stock of SunCoke Energy. The contribution represented a reorganization of entities under common control and was recorded at Sunoco's carrying value. On July 26, 2011, SunCoke Energy completed the initial public offering ("IPO") of 13,340,000 shares of its common stock. Sunoco plans to distribute the remaining shares of SunCoke Energy common stock it owns to Sunoco's shareholders by means of a spin-off, which Sunoco expects to occur no later than one year after the IPO. SunCoke Energy did not receive any of the proceeds of the IPO.

Concurrent with the reorganization just prior to the IPO, substantially all related party balances were settled in connection with the issuance of common stock to Sunoco, with the exception of $575 million which was repaid in cash on July 26, 2011 with a portion of the proceeds from SunCoke Energy's issuance of approximately $700 million in debt.

The historical combined statements for periods prior to the Separation Date include the accounts of all operations that comprised the cokemaking and coal mining operations of Sunoco, after elimination of all intercompany balances and transactions within the combined group of companies. The historical combined financial statements also include allocations of certain Sunoco corporate expenses. SunCoke Energy management believes the assumptions and methodologies underlying the allocation of general corporate overhead expenses are reasonable. However, such expenses may not be indicative of the actual level of expense that would have been incurred by SunCoke Energy if it had operated as an independent, publicly-traded company during the periods prior to the IPO or of the costs expected to be incurred in the future. See Note 5 for further information regarding allocated expenses. Because a direct ownership relationship did not exist among all the various entities comprising the Company, Sunoco's net investment in the Company is presented as net parent investment, rather than stockholders' equity, in the combined balance sheets for periods prior the Separation Date.

Reclassifications

Certain amounts in the prior period Combined and Consolidated Financial Statements have been reclassified to conform to the current year presentation.

Quarterly Reporting

The accompanying combined and consolidated financial statements included herein have been prepared in conformity with U.S. generally accepted accounting principles ("GAAP") for interim reporting. Certain information and disclosures normally included in financial statements have been omitted pursuant to the rules and regulation of the Securities and Exchange Commission ("SEC"). In management's opinion, all adjustments (which include only normal recurring adjustments) necessary for a fair presentation of the results of operations, financial position and cash flows for the periods presented have been made. The results of operations for the period ended September 30, 2011 are not necessarily indicative of the operating results for the full year.